                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer High
Income Trust

NQ | December 31, 2014

Ticker Symbol: PHT

Schedule of Investments  |  12/31/14 (unaudited)

Principal Amount USD ($)		Value

	ASSET BACKED SECURITIES - 1.2% of Net Assets

	BANKS - 0.2%
	Thrifts & Mortgage Finance - 0.2%
412,000(a)	Citicorp Residential Mortgage Trust, Series 2006-2, Class M1, 5.918%, 9/25/36	$ 369,934
242,692(b)	Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)	245,832
	Total Banks	$ 615,766

	CONSUMER SERVICES - 0.4%
	Hotels, Resorts, Cruise Lines - 0.4%
155,581	Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)	$ 158,596
946,729	Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)	984,040
134,007	Westgate Resorts LLC, Series 2013-1A, Class B, 3.75%, 8/20/25 (144A)	134,796
	Total Consumer Services	$ 1,277,432

	DIVERSIFIED FINANCIALS - 0.2%
	Thrifts & Mortgage Finance - 0.2%
660,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$ 625,425

	Total Diversified Financials	$ 625,425

	TRANSPORTATION - 0.4%
	Airlines - 0.4%
1,215,688(c)	Aircraft Finance Trust, Series 1999-1A, Class A1, 0.641%, 5/15/24 (144A)	$ 474,118
566,186(c)	Aviation Capital Group Trust, Series 2000-1A, Class A1, 0.641%, 11/15/25 (144A)	232,136
1,348,890(c)	Lease Investment Flight Trust, Series 1, Class A1, 0.551%, 7/15/31	876,779
	Total Transportation	$ 1,583,033

	TOTAL ASSET BACKED SECURITIES
	(Cost $4,459,340)	$ 4,101,656
	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5% of Net Assets

	BANKS - 0.8%
	Thrifts & Mortgage Finance - 0.8%
850,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.693%, 12/15/29 (144A)	$ 755,049
252,015	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	246,118
250,000(b)	Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)	258,159
498,000(b)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45	508,062
900,000(b)	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 5.95%, 5/15/46	930,631
	Total Banks	$ 2,698,019

	DIVERSIFIED FINANCIALS - 0.7%
	Other Diversified Financial Services - 0.2%
700,000(b)	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class C, 5.256%, 4/15/40	$ 704,992

	Thrifts & Mortgage Finance - 0.5%
586,769(a)	CAM Mortgage Trust, Series 2014-1, Class M, 5.5% , 12/15/53 (144A)	$ 587,156
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45	204,955
650,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.011%, 2/15/51	658,325
375,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class E, 2.952%, 4/15/28 (144A)	374,860
		$ 1,825,296
	Total Diversified Financials	$ 2,530,288

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $5,136,587)	$ 5,228,307
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 7.2% of Net Assets * (c)

	CAPITAL GOODS - 0.4%
	Industrial Conglomerates - 0.4%
1,240,000	Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21	$ 1,244,650

Total Capital Goods	$ 1,244,650

Principal Amount USD ($)		Value

CONSUMER SERVICES - 0.8%
Education Services - 0.8%
2,871,000	McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19	$ 2,869,803

	Total Consumer Services	$ 2,869,803

ENERGY - 1.3%
Coal & Consumable Fuels - 0.1%
587,500	PT Bumi Resources Tbk, Term Loan, 18.0%, 8/15/14	$ 235,000
Oil & Gas Drilling - 0.2%
1,050,500	Jonah Energy LLC, Second Lien Initial Loan, 7.5%, 5/12/21	$ 908,683
Oil & Gas Equipment & Services - 0.4%
1,950,000	Templar Energy LLC, Second Lien New Term Loan, 8.5%, 11/25/20	$ 1,408,875
Oil & Gas Exploration & Production - 0.6%
2,664,204	Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20	$ 1,962,186
	Total Energy	$ 4,514,744

FOOD, BEVERAGE & TOBACCO - 0.9%
Agricultural Products - 0.3%
1,046,525	Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 8.25%, 11/30/20	$ 1,045,871
Packaged Foods & Meats - 0.6%
2,163,650	New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20	$ 2,206,923
	Total Food, Beverage & Tobacco	$ 3,252,794

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
Health Care Equipment & Services - 0.3%
875,000	Accellent, Inc. (Medical Device/UTI), Second Lien Term Loan, 7.5%, 3/11/22	$ 826,875
Health Care Services - 0.4%
1,336,128	Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19	$ 1,337,798
Health Care Technology - 0.3%
1,146,654	Medical Card System, Inc., Term Loan, 10.0%, 3/17/17	$ 1,100,788
	Total Health Care Equipment & Services	$ 3,265,461

INSURANCE - 0.6%
Property & Casualty Insurance - 0.6%
1,885,452	Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19	$ 1,884,666

	Total Insurance	$ 1,884,666

MATERIALS - 0.2%
Diversified Metals & Mining - 0.0%†
100,918(d)	PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/20/13	$ 34,312
Steel - 0.2%
588,525	Essar Steel Algoma Inc., Initial Term Loan, 7.5%, 8/16/19	$ 586,318
	Total Materials	$ 620,630

MEDIA - 0.3%
Publishing - 0.3%
483,348	Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan, 7.0%, 3/31/20	$ 479,118
379,280	Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19	378,332
	Total Media	$ 857,450

RETAILING - 0.8%
Automotive Retail - 0.5%
1,608,750	CWGS Group LLC, Term Loan, 5.75%, 2/20/20	$ 1,602,717
Computer & Electronics Retail - 0.3%
1,354,709	Targus Group International, Inc., Term Loan, 12.0%, 5/24/16	$ 1,104,088
	Total Retailing	$ 2,706,805

SOFTWARE & SERVICES - 0.7%
Application Software - 0.7%
2,500,000	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17	$ 2,514,582

	Total Software & Services	$ 2,514,582

Principal Amount USD ($)		Value

	UTILITIES - 0.2%
	Electric Utilities - 0.2%
1,316,443	Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.648%, 10/10/17	$ 852,397

	Total Utilities	$ 852,397

	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $26,801,435)	$ 24,583,982
	CORPORATE BONDS & NOTES - 108.9% of Net Assets

	AUTOMOBILES & COMPONENTS - 3.1%
	Auto Parts & Equipment - 1.1%
1,140,000(e)	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$ 1,188,450
580,000	Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)	611,900
2,035,000(e)	Stackpole International Intermediate / Stackpole International Powder, 7.75%, 10/15/21 (144A)	2,035,000
		$ 3,835,350
	Automobile Manufacturers - 2.0%
6,000,000(e)	Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19	$ 6,307,500
500,000(e)	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	553,750
		$ 6,861,250
	Total Automobiles & Components	$ 10,696,600

	BANKS - 1.2%
	Regional Banks - 0.4%
1,225,000(b)(e)(f)	PNC Financial Services Group, Inc., 4.451%, 5/29/49	$ 1,225,000

	Thrifts & Mortgage Finance - 0.8%
2,925,000(e)	Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)	$ 2,837,250

	Total Banks	$ 4,062,250

	CAPITAL GOODS - 6.9%
	Aerospace & Defense - 1.8%
2,200,000	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$ 2,134,000
3,084,000(e)	DynCorp International, Inc., 10.375%, 7/1/17	2,621,400
1,025,000	LMI Aerospace, Inc., 7.375%, 7/15/19 (144A)	999,375
525,000	Triumph Group, Inc., 5.25%, 6/1/22	523,687
		$ 6,278,462
	Building Products - 0.1%
400,000	Griffon Corp., 5.25%, 3/1/22	$ 374,500

	Construction & Engineering - 0.4%
1,500,000(e)	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$ 1,425,000

	Construction & Farm Machinery & Heavy Trucks - 0.6%
2,000,000	Navistar International Corp., 8.25%, 11/1/21	$ 1,972,500

	Electrical Components & Equipment - 0.6%
2,000,000(e)	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$ 2,015,000

	Industrial Conglomerates - 0.4%
253,000(e)	Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	$ 263,120
605,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	653,400
415,000	Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)	427,450
		$ 1,343,970
	Industrial Machinery - 2.2%
1,075,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$ 919,125
1,040,000(e)	Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	1,094,600
1,080,000(e)	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	899,100
4,500,000(e)	Xerium Technologies, Inc., 8.875%, 6/15/18	4,727,813
		$ 7,640,638
	Trading Companies & Distributors - 0.8%
2,510,000	TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19	$ 2,710,800

	Total Capital Goods	$ 23,760,870

	COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
	Commercial Printing - 0.7%
1,675,000	Multi-Color Corp., 6.125%, 12/1/22 (144A)	$ 1,675,000
700,000	Mustang Merger Corp., 8.5%, 8/15/21 (144A)	665,000
		$ 2,340,000
	Diversified Support Services - 1.2%
3,900,000(e)	NANA Development Corp., 9.5%, 3/15/19 (144A)	$ 3,510,000

	Principal Amount USD ($)		Value
		Diversified Support Services (continued)
	660,000	Transfield Services, Ltd., 8.375%, 5/15/20 (144A)	$ 702,900
			$ 4,212,900
		Environmental & Facilities Services - 0.0%†
	2,180,000(d)(g)	Old AII, Inc., 10.0%, 12/15/16	$ 22

		Total Commercial & Professional Services	$ 6,552,922

		CONSUMER DURABLES & APPAREL - 4.3%
		Homebuilding - 0.8%
	750,000(e)	Beazer Homes USA, Inc., 9.125%, 5/15/19	$ 783,750
	1,975,000(e)	Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)	2,004,625
	200,000(d)(g)	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)	20,000
			$ 2,808,375
		Housewares & Specialties - 1.8%
	1,435,000(e)	Jarden Corp., 7.5%, 5/1/17	$ 1,571,325
	3,000,000(e)	Reynolds Group Issuer, Inc., 9.0%, 4/15/19	3,105,000
	1,430,000(e)	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	1,515,800
			$ 6,192,125
		Leisure Products - 1.6%
EUR	800,000	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$ 743,093
	4,000,000	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	3,760,000
	880,000	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, 8/15/19	884,400
			$ 5,387,493
		Textiles - 0.1%
	460,000	Polymer Group, Inc., 6.875%, 6/1/19 (144A)	$ 441,600

		Total Consumer Durables & Apparel	$ 14,829,593

		CONSUMER SERVICES - 4.1%
		Business Services - 0.7%
	1,750,000(e)	Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)	$ 1,741,250
	1,000,000	Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18	785,000
			$ 2,526,250
		Casinos & Gaming - 2.4%
	643,728(d)(g)(h)	Mashantucket Western Pequot Tribe, 6.5% (6.5% PIK 1.0% cash), 7/1/36	$ 6,437
	1,700,000(e)	MGM Resorts International, 6.0%, 3/15/23	1,708,500
	1,225,000	Scientific Games International, Inc., 6.25%, 9/1/20	857,500
	3,000,000(e)	Scientific Games International, Inc., 6.625%, 5/15/21 (144A)	2,092,500
	3,800,000(e)	Scientific Games International, Inc., 10.0%, 12/1/22 (144A)	3,481,750
			$ 8,146,687
		Education Services - 0.2%
	555,000	Cambium Learning Group, Inc., 9.75%, 2/15/17	$ 543,900

		Restaurants - 0.6%
	2,000,000(e)	PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)	$ 1,995,000

		Specialized Consumer Services - 0.2%
	740,000(e)	StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21	$ 754,800

		Total Consumer Services	$ 13,966,637

		DIVERSIFIED FINANCIALS - 6.1%
		Asset Management & Custody Banks - 0.3%
	975,000(e)	Janus Capital Group, Inc., 6.7%, 6/15/17	$ 1,078,765

		Consumer Finance - 0.7%
	1,030,000(e)	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	$ 957,900
	1,720,000(e)	TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)	1,444,800
			$ 2,402,700
		Diversified Banks - 0.3%
	1,200,000(b)	Access Bank Plc, 9.25%, 6/24/21 (144A)	$ 1,104,000

		Diversified Capital Markets - 0.2%
	700,000(b)(e)(f)	Credit Suisse Group AG, 7.5%, 12/29/49 (144A)	$ 728,000

		Investment Banking & Brokerage - 0.5%
	2,325,000(b)(e)(f)	Goldman Sachs Capital II, 4.0%, 12/29/49	$ 1,708,875

		Multi-Sector Holdings - 0.5%
	2,200,000(e)	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$ 1,727,000

		Other Diversified Financial Services - 1.3%
	2,250,000(b)(e)(f)	Bank of America Corp., 6.25%, 9/29/49	$ 2,223,984
	3,000,000(a)(e)(g)(i)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	2,158,604
			$ 4,382,588

Principal Amount USD ($)		Value
	Specialized Finance - 2.3%
845,000(h)	AAF Holdings LLC / AAF Finance Co., 12.0% (12.5% PIK 12.0% cash), 7/1/19 (144A)	$ 819,650
1,645,000(e)	DFC Finance Corp., 10.5%, 6/15/20 (144A)	1,394,137
1,410,000	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22 (144A)	1,367,700
425,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	386,750
2,845,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	2,596,063
1,325,000	Ocwen Financial Corp., 6.625%, 5/15/19 (144A)	1,212,375
		$ 7,776,675
	Total Diversified Financials	$ 20,908,603

	ENERGY - 16.6%
	Coal & Consumable Fuels - 0.4%
670,000	Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)	$ 422,100
2,125,000(d)	James River Coal Co., 7.875%, 4/1/19	5,312
800,000(e)	Murray Energy Corp., 8.625%, 6/15/21 (144A)	764,000
		$ 1,191,412
	Integrated Oil & Gas - 0.5%
380,000	American Energy-Permian Basin LLC / AEPB Finance Corp., 7.375%, 11/1/21 (144A)	$ 279,300
1,214,000	Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24 (144A)	655,560
750,000	YPF SA, 8.875%, 12/19/18 (144A)	775,575
		$ 1,710,435
	Oil & Gas Drilling - 1.1%
1,500,000(e)	Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)	$ 690,000
2,500,000	Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	1,750,000
1,800,000(e)	Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)	1,476,000
		$ 3,916,000
	Oil & Gas Equipment & Services - 1.0%
1,020,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	$ 714,000
1,500,000	Sanjel Corp., 7.5%, 6/19/19 (144A)	1,125,000
1,750,000	Seitel, Inc., 9.5%, 4/15/19	1,452,500
		$ 3,291,500
	Oil & Gas Exploration & Production - 11.5%
1,435,000	Approach Resources, Inc., 7.0%, 6/15/21	$ 1,061,900
4,332,000(e)	Comstock Resources, Inc., 7.75%, 4/1/19	3,075,720
3,850,000(e)	EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	3,888,500
1,295,000(e)	EPL Oil & Gas, Inc., 8.25%, 2/15/18	984,200
2,015,000	Gulfport Energy Corp., 7.75%, 11/1/20	1,969,662
785,000(e)	Halcon Resources Corp., 8.875%, 5/15/21	590,712
1,205,000(e)	Halcon Resources Corp., 9.25%, 2/15/22	888,688
3,360,000(e)	Halcon Resources Corp., 9.75%, 7/15/20	2,520,000
1,140,000	Jupiter Resources, Inc., 8.5%, 10/1/22 (144A)	857,850
1,050,000	Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 (144A)	855,750
900,000	Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	733,500
2,235,000(e)	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	1,564,500
800,000	Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 9/15/21	648,000
2,610,000	Memorial Production Partners LP / Memorial Production Finance Corp., 6.875%, 8/1/22 (144A)	1,983,600
2,000,000(e)	Midstates Petroleum Co., Inc., 9.25%, 6/1/21	1,000,000
1,050,000(e)	Midstates Petroleum Co., Inc., 10.75%, 10/1/20	556,500
1,050,000	MIE Holdings Corp., 7.5%, 4/25/19 (144A)	792,750
590,000	Parsley Energy LLC / Parsley Finance Corp., 7.5%, 2/15/22 (144A)	559,025
2,485,000	Penn Virginia Corp., 7.25%, 4/15/19	1,938,300
2,750,000	PetroQuest Energy, Inc., 10.0%, 9/1/17	2,406,250
3,380,000	Quicksilver Resources, Inc., 7.125%, 4/1/16	270,400
900,000	Rice Energy, Inc., 6.25%, 5/1/22 (144A)	837,000
735,000	RSP Permian, Inc., 6.625%, 10/1/22 (144A)	683,550
5,500,000(e)	Samson Investment Co., 9.75%, 2/15/20	2,279,063
4,035,000(e)	Sanchez Energy Corp., 7.75%, 6/15/21	3,752,550
2,770,000(e)	Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)	2,520,700
		$ 39,218,670
	Oil & Gas Refining & Marketing - 1.6%
3,100,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21 (144A)	$ 2,759,000
3,000,000(e)	Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)	2,880,000
		$ 5,639,000

	Principal Amount USD ($)		Value
		Oil & Gas Storage & Transportation - 0.5%
	1,524,000(c)(e)	Energy Transfer Partners LP, 3.25%, 11/1/66	$ 1,363,980
	350,000(b)(e)	Enterprise Products Operating LLC, 8.375%, 8/1/66	375,813
			$ 1,739,793
		Total Energy	$ 56,706,810

		FOOD, BEVERAGE & TOBACCO - 6.7%
		Agricultural Products - 1.2%
	2,100,000(e)	Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)	$ 2,163,000
	1,215,000	Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	1,038,825
	1,100,000	Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	610,500
	575,000	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	431,250
			$ 4,243,575
		Packaged Foods & Meats - 4.5%
	775,000	Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)	$ 840,875
	1,250,000	CFG Investment SAC, 9.75%, 7/30/19 (144A)	1,087,500
	388,000(e)	Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21	417,100
	3,500,000(e)	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)	3,657,500
	1,240,000	Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	1,153,200
	1,000,000	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	985,000
	1,200,000	Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)	1,249,200
	3,400,000(e)	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	3,332,000
	400,000	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	460,400
	2,100,000	Post Holdings, Inc., 7.375%, 2/15/22	2,100,000
			$ 15,282,775
		Tobacco - 1.0%
	3,835,000(e)	Alliance One International, Inc., 9.875%, 7/15/21	$ 3,422,738

		Total Food, Beverage & Tobacco	$ 22,949,088

		HEALTH CARE EQUIPMENT & SERVICES - 6.9%
		Health Care Equipment & Services - 1.2%
	3,799,000(e)	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$ 4,026,940

		Health Care Facilities - 1.8%
	2,560,000(e)	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$ 2,712,000
	2,400,000	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	2,286,000
	600,000(e)	United Surgical Partners International, Inc., 9.0%, 4/1/20	644,250
	835,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	718,100
			$ 6,360,350
		Health Care Services - 2.0%
	2,250,000(e)	BioScrip, Inc., 8.875%, 2/15/21 (144A)	$ 2,025,000
	2,527,000(e)	Gentiva Health Services, Inc., 11.5%, 9/1/18	2,688,728
	2,000,000	Kindred Escrow Corp. II, 8.0%, 1/15/20 (144A)	2,125,000
			$ 6,838,728
		Health Care Supplies - 0.9%
	3,000,000(e)	Immucor, Inc., 11.125%, 8/15/19	$ 3,240,000

		Health Care Technology - 0.3%
	900,000(e)	Emdeon, Inc., 11.0%, 12/31/19	$ 978,750

		IT Consulting & Other Services - 0.7%
	2,380,000(e)	Truven Health Analytics, Inc., 10.625%, 6/1/20	$ 2,320,500

		Total Health Care Equipment & Services	$ 23,765,268

		HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
		Household Products - 0.3%
	1,160,000	Springs Industries, Inc., 6.25%, 6/1/21	$ 1,154,200

		Personal Products - 1.2%
	1,745,000	Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)	$ 1,832,250
	2,315,000(e)	Monitronics International, Inc., 9.125%, 4/1/20	2,186,228
			$ 4,018,478
		Total Household & Personal Products	$ 5,172,678

		INSURANCE - 10.6%
		Insurance Brokers - 0.5%
GBP	1,625,000(e)	Towergate Finance Plc, 10.5%, 2/15/19 (144A)	$ 721,780
	1,000,000(e)	USI, Inc., 7.75%, 1/15/21 (144A)	975,000
			$ 1,696,780
		Multi-Line Insurance - 1.9%
	3,075,000(b)(e)	Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)	$ 4,746,622

Principal Amount USD ($)		Value
	Multi-Line Insurance (continued)
1,100,000(e)	MetLife, Inc., 10.75%, 8/1/39	$ 1,787,500
		$ 6,534,122
	Property & Casualty Insurance - 2.0%
5,300,000(e)	Hanover Insurance Corp., 7.625%, 10/15/25	$ 6,391,487
265,000(b)(e)(f)	White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)	275,865
		$ 6,667,352
	Reinsurance - 6.2%
400,000(g)	Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15	$ 432,560
250,000(c)	Atlas Reinsurance VII, Ltd., 8.125%, 1/7/16 (144A) (Cat Bond)	256,750
500,000(c)	Blue Danube II, Ltd., 4.279%, 5/23/16 (144A) (Cat Bond)	503,800
400,000(c)	Caelus Re 2013, Ltd., 6.88%, 4/7/17 (144A) (Cat Bond)	416,440
500,000(c)	Caelus Re, Ltd., 5.28%, 3/7/16 (144A) (Cat Bond)	506,400
560,000	Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16	560,000
250,000(c)	Combine Re, Ltd., 10.03%, 1/7/15 (144A) (Cat Bond)	249,975
1,000,000(c)	Combine Re, Ltd., 17.78%, 1/7/15 (144A) (Cat Bond)	1,000,100
250,000(c)	Compass Re, Ltd., 10.28%, 1/8/15 (144A) (Cat Bond)	250,000
250,000(c)	Compass Re, Ltd., 11.28%, 1/8/15 (144A) (Cat Bond)	250,025
250,000(c)	East Lane Re V, Ltd., 9.03%, 3/16/16 (144A) (Cat Bond)	265,425
250,000(b)	Embarcadero Re, Ltd., 7.412%, 2/13/15 (144A) (Cat Bond)	249,925
913,500	Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16	913,500
600,000	Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16	548,220
500,000(c)	Galileo Re, Ltd., 7.43%, 1/9/17 (144A) (Cat Bond)	514,950
750,000(g)	Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 0.0%, 6/12/15	711,075
750,000(c)	Kilimanjaro Re, Ltd., 4.78%, 4/30/18 (144A) (Cat Bond)	764,625
750,000(c)	Mystic Re, Ltd., 12.03%, 3/12/15 (144A) (Cat Bond)	761,400
1,000,000(g)	Pangaea Re, 0.0%, 7/1/18 (Cat Bond)	1,064,300
250,000(c)(e)	Queen Street V Re, Ltd., 8.53%, 4/9/15 (144A) (Cat Bond)	252,650
250,000(c)	Queen Street VI Re, Ltd., 10.38%, 4/9/15 (144A) (Cat Bond)	253,125
725,000(c)	Residential Reinsurance 2011, Ltd., 8.78%, 6/6/15 (144A) (Cat Bond)	741,820
250,000(c)	Residential Reinsurance 2011, Ltd., 8.93%, 12/6/15 (144A) (Cat Bond)	257,875
250,000(c)	Residential Reinsurance 2011, Ltd., 9.03%, 6/6/15 (144A) (Cat Bond)	256,600
250,000(c)	Residential Reinsurance 2012, Ltd., 8.03%, 6/6/16 (144A) (Cat Bond)	267,350
250,000(c)	Residential Reinsurance 2012, Ltd., 10.03%, 6/6/16 (144A) (Cat Bond)	271,675
400,000(c)	Residential Reinsurance 2012, Ltd., 12.78%, 12/6/16 (144A) (Cat Bond)	436,160
250,000(c)	Residential Reinsurance 2012, Ltd., 19.03%, 12/6/16 (144A) (Cat Bond)	280,075
400,000(c)	Residential Reinsurance 2012, Ltd., 22.03%, 6/6/16 (144A) (Cat Bond)	461,640
250,000(c)	Residential Reinsurance 2013, Ltd., 9.28%, 6/6/17 (144A) (Cat Bond)	265,900
500,000(c)	Sanders Re, Ltd., 4.03%, 5/5/17 (144A) (Cat Bond)	498,800
3,600(g)(j)	Sector Re V, Ltd., Series 2, Class C, 12/1/17 (144A) (Cat Bond)	–
924(g)(j)	Sector Re V, Ltd., Series 3, Class A, 3/1/18 (144A) (Cat Bond)	23,335
3,439(g)(j)	Sector Re V, Ltd., Series 3, Class C, 12/1/17 (144A) (Cat Bond)	143,820
850,000(j)	Sector Re V, Ltd., Series 4, Class A, 3/30/19 (144A) (Cat Bond)	993,735
800,000(j)	Sector Re V, Ltd., Series 4, Class C, 12/1/19 (144A) (Cat Bond)	804,160
800,000(j)	Silverton RE, Ltd., 9/18/17 (144A) (Cat Bond)	800,000
600,000(g)(j)	Silverton RE, Ltd., 9/16/16 (144A) (Cat Bond)	743,580
500,000	St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16	500,000
250,000(c)	Successor X, Ltd., 16.53%, 1/27/15 (144A) (Cat Bond)	250,750
300,000(c)	Tar Heel Re, Ltd., 8.53%, 5/9/16 (144A) (Cat Bond)	317,220
1,012,000	Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16	1,012,000
1,250,000	Versutus, Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (Cat Bond)	1,250,000
		$ 21,301,740
	Total Insurance	$ 36,199,994

	MATERIALS - 12.9%
	Commodity Chemicals - 1.6%
3,250,000(e)	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$ 4,355,211
1,100,000	Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)	1,124,750
		$ 5,479,961
	Construction Materials - 0.2%
1,635,000	OAS Finance, Ltd., 8.0%, 7/2/21 (144A)	$ 523,200

	Diversified Metals & Mining - 1.6%
2,000,000(e)	Global Brass & Copper, Inc., 9.5%, 6/1/19	$ 2,160,000
3,000,000(d)	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)	450,000

	Principal Amount USD ($)		Value
		Diversified Metals & Mining (continued)
	1,668,667(g)	Mirabela Nickel, Ltd., 9.5% (9.5% PIK 0.0% cash), 6/20/19	$ 1,334,934
	1,410,000	Prince Mineral Holding Corp., 12.5%, 12/15/19 (144A)	1,438,200
			$ 5,383,134
		Forest Products - 1.2%
	4,000,000(e)	Millar Western Forest Products, Ltd., 8.5%, 4/1/21	$ 4,140,000

		Gold - 0.7%
	3,255,000(e)	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$ 2,451,666

		Metal & Glass Containers - 1.4%
	1,565,765(h)	Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)	$ 1,542,278
EUR	2,250,000(e)	Ardagh Glass Finance Plc, 8.75% , 2/1/20 (144A)	2,804,918
	500,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.0%, 6/15/17 (144A)	487,500
			$ 4,834,696
		Paper Packaging - 1.4%
	2,150,057(a)	Bio Pappel SAB de CV, 10.0%, 8/27/16	$ 2,130,707
	2,220,000(e)	Exopack Holding Corp., 10.0%, 6/1/18 (144A)	2,353,200
	445,000	Exopack Holding SA, 7.875%, 11/1/19 (144A)	458,350
			$ 4,942,257
		Paper Products - 1.0%
	1,590,000(e)	Appvion, Inc., 9.0%, 6/1/20 (144A)	$ 1,089,150
	1,800,000	Mercer International, Inc., 7.0%, 12/1/19 (144A)	1,818,000
	595,000(e)	Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)	586,075
			$ 3,493,225
		Specialty Chemicals - 0.8%
	3,330,000	Hexion US Finance Corp., 9.0%, 11/15/20	$ 2,380,950
	190,000	Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp., 6.5%, 4/15/21 (144A)	169,100
			$ 2,550,050
		Steel - 3.0%
	700,000	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	$ 532,000
	1,900,000	Metinvest BV, 8.75%, 2/14/18 (144A)	1,045,000
	2,915,000	Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)	3,031,600
	1,578,000(e)	Permian Holdings, Inc., 10.5%, 1/15/18 (144A)	1,183,500
	3,750,000(e)	Ryerson, Inc., 9.0%, 10/15/17	3,853,125
	720,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20 (144A)	747,900
			$ 10,393,125
		Total Materials	$ 44,191,314

		MEDIA - 5.9%
		Broadcasting - 1.5%
	1,000,000(e)	Intelsat Luxembourg SA, 7.75%, 6/1/21	$ 1,002,500
	3,805,000(e)	Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)	4,052,325
			$ 5,054,825
		Cable - 0.6%
	1,500,000(e)	Ono Finance II Plc, 10.875%, 7/15/19 (144A)	$ 1,590,000
EUR	350,000	Ono Finance II Plc, 11.125%, 7/15/19 (144A)	449,037
			$ 2,039,037
		Movies & Entertainment - 3.1%
	2,765,000(e)	AMC Entertainment, Inc., 9.75%, 12/1/20	$ 3,006,937
	1,400,000(e)	Gibson Brands, Inc., 8.875%, 8/1/18 (144A)	1,344,000
	1,900,000	Production Resource Group, Inc., 8.875%, 5/1/19	1,396,500
	1,890,000(e)	SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)	1,743,525
	3,575,000(e)	WMG Acquisition Corp., 6.75%, 4/15/22 (144A)	3,253,250
			$ 10,744,212
		Publishing - 0.7%
	2,200,000(e)(g)	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	$ 2,365,000

		Total Media	$ 20,203,074

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
		Biotechnology - 1.6%
	1,400,000(e)	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$ 1,477,000
	4,104,000(e)	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	3,939,840
			$ 5,416,840
		Pharmaceuticals - 0.3%
	1,240,000(e)	JLL/Delta Dutch Newco BV, 7.5%, 2/1/22 (144A)	$ 1,258,600

		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 6,675,440

Principal Amount USD ($)		Value

	REAL ESTATE - 0.5%
	Diversified Real Estate Activities - 0.1%
330,000	Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$ 336,270

	Diversified REIT - 0.4%
1,500,000(e)	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$ 1,522,500

	Total Real Estate	$ 1,858,770

	RETAILING - 3.1%
	Automotive Retail - 1.2%
1,385,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24 (144A)	$ 1,409,238
2,860,000(e)	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)	2,570,425
		$ 3,979,663
	Computer & Electronics Retail - 0.9%
3,305,000	Rent-A-Center, Inc., 6.625%, 11/15/20	$ 3,172,800

	Department Stores - 0.3%
900,000(e)	Neiman Marcus Group Ltd. LLC, 8.0%, 10/15/21 (144A)	$ 951,750

	Speciality Stores - 0.7%
1,635,000	Outerwall, Inc., 5.875%, 6/15/21 (144A)	$ 1,524,637
200,000	Outerwall, Inc., 6.0%, 3/15/19	197,000
685,000	Radio Systems Corp., 8.375%, 11/1/19 (144A)	734,663
		$ 2,456,300
	Total Retailing	$ 10,560,513

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
	Semiconductors - 1.1%
995,000	Advanced Micro Devices, Inc., 7.0%, 7/1/24	$ 843,262
3,250,000	Advanced Micro Devices, Inc., 7.5%, 8/15/22	2,925,000
	Total Semiconductors & Semiconductor Equipment	$ 3,768,262

	SOFTWARE & SERVICES - 2.1%
	Application Software - 0.3%
955,000	Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18	$ 964,550

	Data Processing & Outsourced Services - 1.8%
1,783,000(e)	First Data Corp., 8.25%, 1/15/21 (144A)	$ 1,907,810
422,000	First Data Corp., 10.625%, 6/15/21	477,915
1,783,000(e)	First Data Corp., 12.625%, 1/15/21	2,117,313
1,650,000(e)(h)	Igloo Holdings Corp., 8.25% (9.0% PIK 8.25% cash), 12/15/17 (144A)	1,666,500
		$ 6,169,538
	Total Software & Services	$ 7,134,088

	TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
	Communications Equipment - 0.9%
1,350,000(e)(h)	CommScope Holding Co., Inc., 6.625% (7.375% PIK 6.625% cash), 6/1/20 (144A)	$ 1,390,500
1,500,000	CPI International, Inc., 8.75%, 2/15/18	1,541,250
		$ 2,931,750
	Electronic Equipment & Instruments - 0.5%
880,000(e)	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$ 928,400
745,000	Zebra Technologies Corp., 7.25%, 10/15/22 (144A)	782,250
		$ 1,710,650
	Total Technology Hardware & Equipment	$ 4,642,400

	TELECOMMUNICATION SERVICES - 3.6%
	Alternative Carriers - 0.2%
600,000	PAETEC Holding Corp., 9.875%, 12/1/18	$ 630,000

	Integrated Telecommunication Services - 2.1%
1,695,000	Cincinnati Bell, Inc., 8.75%, 3/15/18	$ 1,741,612
300,000	Frontier Communications Corp., 6.25%, 9/15/21	301,500
1,400,000(e)	Frontier Communications Corp., 7.625%, 4/15/24	1,442,000
1,650,000(e)	GCI, Inc., 6.75%, 6/1/21	1,621,125
2,200,000	Windstream Corp., 7.5%, 6/1/22	2,194,500
		$ 7,300,737
	Wireless Telecommunication Services - 1.3%
300,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$ 292,500
1,580,000(e)	Sprint Corp., 7.125%, 6/15/24	1,469,400
1,500,000	Sprint Corp., 7.25%, 9/15/21	1,486,875

Principal Amount USD ($)		Value
Wireless Telecommunication Services (continued)
400,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	$ 397,049
725,000(e)	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)	681,500
$ 4,327,324
	Total Telecommunication Services	$ 12,258,061

TRANSPORTATION - 3.7%
Air Freight & Logistics - 0.3%
1,005,000	XPO Logistics, Inc., 7.875%, 9/1/19 (144A)	$ 1,050,225

Airlines - 1.1%
1,295,000	Gol LuxCo SA, 8.875%, 1/24/22 (144A)	$ 1,217,300
360,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	349,200
1,500,000(e)	United Continental Holdings, Inc., 6.0%, 7/15/26	1,443,750
600,000(e)	United Continental Holdings, Inc., 6.375%, 6/1/18	634,500
$ 3,644,750
Marine - 0.3%
1,025,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$ 1,014,750

Railroads - 0.4%
1,520,000	Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	$ 1,512,400

Trucking - 1.6%
3,500,000(e)	Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$ 3,622,500
2,000,000	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	1,880,000
$ 5,502,500
	Total Transportation	$ 12,724,625

UTILITIES - 2.8%
Electric Utilities - 1.0%
895,000	ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)	$ 895,000
310,000	Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)	216,690
1,010,000(b)(e)	Enel S.p.A., 8.75%, 9/24/73 (144A)	1,172,862
1,000,000(e)	PNM Resources, Inc., 9.25%, 5/15/15	1,027,900
$ 3,312,452
Independent Power Producers & Energy Traders - 1.1%
3,675,000(e)	NRG Energy, Inc., 6.25%, 5/1/24 (144A)	$ 3,739,313

Multi-Utilities - 0.7%
2,342,663	Ormat Funding Corp., 8.25%, 12/30/20	$ 2,366,089

	Total Utilities	$ 9,417,854

TOTAL CORPORATE BONDS & NOTES
	(Cost $392,626,525)	$ 373,005,714
CONVERTIBLE BONDS & NOTES - 5.7% of Net Assets

CAPITAL GOODS - 1.3%
Construction & Farm Machinery & Heavy Trucks - 1.3%
2,625,000(e)	Meritor, Inc., 7.875%, 3/1/26	$ 4,323,047

	Total Capital Goods	$ 4,323,047

DIVERSIFIED FINANCIALS - 0.1%
Asset Management & Custody Banks - 0.1%
400,000	Apollo Investment Corp., 5.75%, 1/15/16	$ 409,750

	Total Diversified Financials	$ 409,750

ENERGY - 1.7%
Coal & Consumable Fuels - 0.5%
1,905,000	Massey Energy Co., 3.25%, 8/1/15	$ 1,828,800

Oil & Gas Drilling - 0.7%
2,265,000(a)(e)	Hercules Offshore, Inc., 0.0%, 6/1/38	$ 2,259,338

Oil & Gas Exploration & Production - 0.5%
1,340,000(e)	Chesapeake Energy Corp., 2.5%, 5/15/37	$ 1,301,475
1,175,000	Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)	411,250
$ 1,712,725
	Total Energy	$ 5,800,863

Principal Amount USD ($)		Value

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
Health Care Equipment & Services - 1.0%
2,837,000(a)(e)	Hologic, Inc., 2.0%, 12/15/37	$ 3,537,384

Health Care Services - 0.1%
361,000	Omnicare, Inc., 3.25%, 12/15/35	$ 388,075

	Total Health Care Equipment & Services	$ 3,925,459

MATERIALS - 1.1%
Diversified Chemicals - 1.1%
4,000,000(k)	Hercules, Inc., 6.5% (6.5% PIK 0.0% cash), 6/30/29	$ 3,705,200

	Total Materials	$ 3,705,200

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
Biotechnology - 0.3%
1,400,000	Corsicanto, Ltd., 3.5%, 1/15/32	$ 869,750

	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 869,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
161,900(h)	LDK Solar Co. Ltd., 5.535% (5.535% PIK 0.0% cash), 12/31/18	$ –
750,000	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	427,500
42,000(d)(g)	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13	420
	Total Semiconductors & Semiconductor Equipment	$ 427,920

TOTAL CONVERTIBLE BONDS & NOTES
	(Cost $16,377,608)	$ 19,461,989
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5% of Net Assets

2,780,000(c)	U.S. Treasury Notes, 0.11%, 7/31/16	$ 2,779,942
2,780,000(c)	U.S. Treasury Notes, 0.09%, 1/31/16	2,779,241
2,780,000(c)	U.S. Treasury Notes, 0.11%, 4/30/16	2,779,869

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $8,342,122)	$ 8,339,052
SOVEREIGN DEBT OBLIGATIONS - 1.0% of Net Assets
Argentina - 0.3%
1,200,000	City of Buenos Aires, 12.5%, 4/6/15 (144A)	$ 1,218,000

Ecuador - 0.2%
870,000	Ecuador Government International Bond, 7.95%, 6/20/24 (144A)	$ 743,850

Russia - 0.5%
1,519,600(a)	Russian Government International Bond, 7.5%, 3/31/30	$ 1,575,825

TOTAL SOVEREIGN DEBT OBLIGATIONS
	(Cost $3,164,167)	$ 3,537,675

TAX EXEMPT OBLIGATION - 1.0% of Net Assets
New York - 1.0%
3,475,000	New York City Industrial Development Agency Revenue, 7.625%, 12/1/32	$ 3,494,217

TOTAL TAX EXEMPT OBLIGATION
	(Cost $3,124,868)	$ 3,494,217

MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.1% of Net Assets
3,300,000(b)(g)	Non-Profit Preferred Funding Trust I, 0.0%, 9/15/37 (144A)	$ 413,622

TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
	(Cost $3,293,723)	$ 413,622

Shares		Value

COMMON STOCKS - 2.2% of Net Assets

CAPITAL GOODS - 0.2%
Building Products - 0.2%
894(g)(i)(l)	Panolam Holdings Co.	$ 657,984

	Total Capital Goods	$ 657,984

	Shares		Value
INSURANCE - 0.1%
Reinsurance - 0.1%
	320,000(l)	Altair Re III, Ltd. (Cat Bond)	$ 320,000

		Total Insurance	$ 320,000

MATERIALS - 0.1%
Diversified Metals & Mining - 0.1%
	3,402	Freeport-McMoRan, Inc.	$ 79,471
AUD	6,776,723(g)(l)	Mirabela Nickel, Ltd.	160,649
$ 240,120
		Total Materials	$ 240,120

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
Pharmaceuticals - 0.2%
	15,900	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$ 914,409

		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 914,409

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%†
Semiconductors - 0.0%†
	11,342(l)	LDK Solar Co. Ltd. (A.D.R.)	$ 1,134

		Total Semiconductors & Semiconductor Equipment	$ 1,134

SOFTWARE & SERVICES - 0.0%†
Systems Software - 0.0%†
	10,942(g)(l)	Perseus Holding Corp.	$ –

		Total Software & Services	$ –

TRANSPORTATION - 1.6%
Air Freight & Logistics - 0.7%
	3,266(g)(l)	CEVA Holdings LLC	$ 2,530,949

Airlines - 0.7%
	48,108	Delta Air Lines, Inc.	$ 2,366,433

Marine - 0.2%
	877,784(g)(l)	Horizon Lines, Inc., Class A	$ 553,969

		Total Transportation	$ 5,451,351

TOTAL COMMON STOCKS
		(Cost $8,077,202)	$ 7,584,998

CONVERTIBLE PREFERRED STOCKS - 0.8% of Net Assets

DIVERSIFIED FINANCIALS - 0.7%
Other Diversified Financial Services - 0.7%
	1,880(f)	Bank of America Corp., 7.25%	$ 2,186,384

		Total Diversified Financials	$ 2,186,384

ENERGY - 0.1%
Oil & Gas Exploration & Production - 0.1%
	1,100(f)	Halcon Resources Corp., 5.75%	$ 358,462

		Total Energy	$ 358,462

TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $2,164,242)	$ 2,544,846

PREFERRED STOCKS - 2.7% of Net Assets

BANKS - 0.9%
Diversified Banks - 0.9%
	3,000(b)(f)	AgStar Financial Services ACA, 6.75% (144A)	$ 3,091,687

		Total Banks	$ 3,091,687

DIVERSIFIED FINANCIALS - 1.0%
Other Diversified Financial Services - 1.0%
	132,750(b)	GMAC Capital Trust I, 8.125%	$ 3,501,945

		Total Diversified Financials	$ 3,501,945

ENERGY - 0.2%
Oil & Gas Storage & Transportation - 0.2%
	33,215(b)	NuStar Logistics LP, 7.625%	$ 856,947

		Total Energy	$ 856,947

INSURANCE - 0.6%
Reinsurance - 0.6%
	875,402(g)(l)	Altair Re II, Ltd. (Cat Bond)	$ 959,178

Shares		Value
Reinsurance - (continued)
8,500(g)(l)	Lorenz Re, Ltd. (Cat Bond)	$964,495
$ 1,923,673
	Total Insurance	$ 1,923,673

SOFTWARE & SERVICES - 0.0%†
Systems Software - 0.0%†
5,745(g)(l)	Perseus Holding Corp., 14.0%	$ –

	Total Software & Services	$ –

TOTAL PREFERRED STOCKS
	(Cost $8,875,136)	$ 9,374,252

Principal Amount USD ($)		Value
TEMPORARY CASH INVESTMENTS - 0.3% - of Net Assets

REPURCHASE AGREEMENT - 0.3%
980,000
Bank of Nova Scotia, 0.09%, repurchase price of $980,000 plus accrued interest on 1/2/15 collateralized by the following: $853,476 Federal National Mortgage Association, 2.9%, 5/1/44 and $146,131 Freddie Mac Giant, 3.5%, 12/1/44
$ 980,000

TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $980,000)	$ 980,000
TOTAL INVESTMENTS IN SECURITIES - 135.1%
	(Cost - $483,422,955) (m)(n)	462,650,310
	OTHER ASSETS AND LIABILITIES - (35.1)%	$ (120,092,437)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -100.0%	$ 342,557,873

REIT	Real Estate Investment Trust.
(Cat Bond)	Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2014, the value of these securities amounted to $215,863,967, or 63.0% of total net assets applicable to common shareowners.

†                  Amount rounds to less than 0.1%.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2014.

(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2014.
(b)	The interest rate is subject to change periodically. The interest rate shown is the rate at December 31, 2014.
(c)	Floating rate note. The rate shown is the coupon rate at December 31, 2014.
(d)	Security is in default and is non income producing.
(e)	Denotes security pledged and segregated as collateral for the margin-loan financing agreement.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)
Indicates a security that has been deemed illiquid. As of December 31, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $21,619,984. As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $15,244,933 represented 4.5% of total net assets applicable to common shareowners.

(h)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Security is priced as a unit.
(l)	Non-income producing.

(m)	At December 31, 2014, the net unrealized depreciation on investments based on cost for federal tax purposes of $485,324,915 was as follows:

Aggregate gross unrealized appreciation for all investments in which there
	is an excess of value over tax cost	$ 27,979,499
Aggregate gross unrealized depreciation for all investments in which there
	is an excess of tax cost over value	(50,654,104)

	Net unrealized depreciation	$ (22,674,605)

(n)	Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

	United States	77.9%
	Canada	3.5
	Luxembourg	2.8
	Netherlands	2.6
	Bermuda	2.4
	Cayman Islands	1.4
	Ireland	1.4
	Other (individually less than 1%)	8.0
		100.0%

As of December 31, 2014, the Fund had no unfunded loan commitments.

The Trust had the following bridge loan outstanding at December 31, 2014:
Unrealized
Appreciation
Borrower	Par	Cost	Value	(Depreciation)
Kindred Healthcare, Inc., Bridge Loan	$ 2,245,000	$ 2,245,000	$ 2,245,000	$ –

Open foreign currency contracts at December 31, 2014, were as follows:
					Net
					Unrealized
Security	Quantity/		Settlement	US$ Value	Appreciation/
Description	Shares	Book Value	Date	at 12/31/14	(Depreciation)
EUR	(5,128,699)	$ (7,076,235)	4/24/15	$ (6,213,397)	$ 862,839
GBP	(1,500,688)	(2,478,229)	3/30/15	(2,337,207)	141,021
GBP	797,815	1,252,067	3/30/15	1,242,536	(9,531)
Total					$ 994,329

Glossary of Terms:
(A.D.R.)	American Depositary Receipt

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR	-	Euro
GBP	-	Great British Pound

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Net Unrealized Appreciation
2,000,000	JPMorgan Chase & Co.	Goodyear Tire & Rubber Co.	5.00%	B+	12/20/17	$(65,000)	$303,175

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) as Level 3.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Trust's investments.

	Level 1	Level 2		Level 3		Total

Asset Backed Securities
Transportation
Airlines	$–	$706,254		$876,779		$1,583,033
All Other Asset Backed Securities	–	2,518,623		–		2,518,623

Collateralized Mortgage Obligations	–	5,228,307		–		5,228,307

Senior Secured Floating Rate Loan Interests	–	24,583,982		–		24,583,982

Corporate Bonds & Notes
Diversified Financials
Other Diversified Financial Services	–	2,223,984		2,158,604		4,382,588
Insurance
Reinsurance	–	12,051,455		9,250,285		21,301,740
All Other Corporate Bonds & Notes	–	347,321,386		–		347,321,386

Convertible Bonds & Notes
Semiconductors & Semiconductor Equipment
Semiconductors	–	427,920		–	*	427,920
All Other Convertible Bonds & Notes	–	19,034,069		–		19,034,069

U.S. Government and Agency Obligations	–	8,339,052		–		8,339,052

Sovereign Debt Obligations	–	3,537,675		–		3,537,675

Tax Exempt Obligation	–	3,494,217		–		3,494,217

Municipal Collateralized Debt Obligation	–	413,622		–		413,622

Common Stocks

Capital Goods
Building Products	–	–		657,984		657,984
Insurance
Reinsurance	–	–		320,000		320,000
Software & Services
Systems Software	–	–	*	–		–	*
Transportation
Air Freight & Logistics	–	2,530,949		–		2,530,949
All Other Common Stocks	4,076,065	–		–		4,076,065

Convertible Preferred Stocks	2,544,846	–		–		2,544,846

Preferred Stocks

Insurance
Reinsurance	–	–		1,923,673		1,923,673
Software & Services
Systems Software	–	–	*	–		–	*
All Other Preferred Stocks	7,450,579	–		–		7,450,579

Repurchase Agreement	–	980,000		–		980,000
Total Investments in Securities	$14,071,490	$433,391,495		$15,187,325		$462,650,310
Other Financial Instruments
Net unrealized appreciation on swap contracts	$–	$303,175		$–		$303,175
Net unrealized appreciation on forward foreign currency contracts	–	994,329		–		994,329
Total Other Financial Instruments	$–	$1,297,504		$–		$1,297,504

* Securities in this category are valued at $0.

The following is a summary of the fair valuation of certain of the Trust's assets and liabilities as of December 31, 2014:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currencies, at value	$ –	$5,469,561	$ –	$ 5,469,561
Liabilities:	(151,000,000)	–	–	(151,000,000)
Swap collateral	–	(200,000)	–	(200,000)
Outstanding borrowings	–	(151,000,000)	–	(151,000,000)
Total	$ –	$ (145,730,439)	$ –	$ (145,730,439)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
			Change in
	Balance	Realized	unrealized			Accrued	Transfers	Transfers	Balance
	as of	gain	appreciation			discounts/	in to	out of	as of
	3/31/14	(loss)	(depreciation)	Purchases	Sales	premiums	Level 3*	Level 3*	12/31/14

Asset Backed Securities
Transportation
Airlines	$–	$7,783	$(125,255)	$–	$(26,374)	$30,435	$990,190	$–	$876,779
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financial Services	1,748,033	–	410,571	–	–	–	–	–	2,158,604
Materials
Diversified Metals & Mining	626,708	–	16,070	210,555	(853,333)	–	–	–	–
Insurance
Reinsurance	1,470,812	3,439	283,663	8,037,450	(600,000)	54,921	–	–	9,250,285
Convertible Bonds & Notes
Semiconductors & Semiconductor Equipment
Semiconductors	–	–	–	–	–	–	–	–	–	**
Common Stocks
Capital Goods
Building Products	700,002	–	(42,018)	–	–	–	–	–	657,984
Insurance
Reinsurance	–	–	1,120	318,880	–	–	–	–	320,000
Preferred Stocks
Insurance
Reinsurance	3,527,053	98,575	(148,674)	558,040	(2,111,321)	–	–	–	1,923,673
Total	$8,072,608	$109,797	$395,477	$9,124,925	$(3,591,028)	$85,356	$990,190	$–	$15,187,325

* Transfers are calculated on the beginning of period value.
** Securities in this category are valued at $0.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 12/31/14: $541,860.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date February 27, 2015

* Print the name and title of each signing officer under his or her signature.